Tax and social security obligations (Tables)	12 Months Ended
Dec. 31, 2023
Tax and Social Security Obligations [Abstract]
Summary of tax and social security obligations

	2023	2022

Income Tax (IRPJ and CSLL) (i)	225,677	143,133
Taxes on long term incentive plan (ii)	192,776	120,194
Contributions over revenue (PIS and COFINS)	63,819	11,475
Taxes on services (ISS)	23,096	20,042
Contributions for Social Security (INSS)	27,529	24,927
Others	26,750	45,648
Total	559,647	365,419
Current	559,647	365,419
Non-current	—	—

(i) The Group income tax liability is presented net of tax assets which the entities are allowed to offset during the current year. The line includes current Corporate Income Tax (CIT) liability of R$313,167 (R$164,767 - 2022), taxes that XP is responsible to pay on behalf of its clients (i.e., withholding taxes over client’s investments) in the amount of R$166,755 (R$20,741 - 2022) and taxes assets of R$116,591 (R$42,375 - 2022).
(ii) The amount classified as “Taxes on long term incentive plan” includes mostly contributions to Brazilian Social Security Programs FGTS and INSS.